UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karamaan Group, LLC

Address:  1212 Sixth Ave, 11th Floor
          New York, NY 10036


13F File Number: 028-14252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Kim
Title:  Managing Member
Phone:  212-542-3300


Signature, Place and Date of Signing:

 /s/ John Kim                New York, New York            August 12, 2011
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total: $156,195
                                       (thousands)


List of Other Included Managers: None


                                                         FORM 13F INFORMATION TABLE



COL 1                         COL 2             COL 3      COL 4          COL 5          COL 6       COL 7       COL 8

                              TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS  SOLE       SHARED  NONE
--------------                ---------         ------     --------- --------  --- ----- ----------- ----- -----      ------- -----
BROCADE COMMUNICATIONS SYS I  COM NEW           111621306   3,176      491,649 SH        SOLE                394,600  0       97,049
CHESAPEAKE ENERGY CORP        COM               165167107  12,283      413,700 SH        SOLE                332,500  0       81,200
DIGITAL RIV INC               COM               25388B104   6,602      205,300 SH        SOLE                164,800  0       40,500
E M C CORP MASS               COM               268648102   5,992      217,500 SH        SOLE                174,500  0       43,000
ITRON INC                     COM               465741106     607       12,610 SH        SOLE                 10,100  0        2,510
LEAP WIRELESS INTL INC        COM NEW           521863308   6,364      392,100 SH        SOLE                315,100  0       77,000
METROPCS COMMUNICATIONS INC   COM               591708102  30,242    1,757,241 SH        SOLE              1,412,400  0      344,841
NEUTRAL TANDEM INC            COM               64128B108   9,564      549,000 SH        SOLE                440,900  0      108,100
NXP SEMICONDUCTORS N V        COM               N6596X109   3,341      125,000 SH        SOLE                100,500  0       24,500
POWERSHARES QQQ TRUST         UNIT SER 1        73935A104   3,138       55,000     PUT   SOLE                 44,200  0       10,800
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297   1,726       50,000 SH        SOLE                 40,100  0        9,900
SEAGATE TECHNOLOGY PLC        SHS               G7945M107  16,238    1,004,807 SH        SOLE                806,500  0      198,307
SPDR S&P 500 ETF TR           TR UNIT           78462F103   9,898       75,000     PUT   SOLE                 60,300  0       14,700
TELENAV INC                   COM               879455103  19,503    1,100,000 SH        SOLE                883,000  0      217,000
TRANSOCEAN LTD                REG SHS           H8817H100   5,664       87,727 SH        SOLE                 70,300  0       17,427
TW TELECOM INC                COM               87311L104   7,373      359,141 SH        SOLE                288,800  0       70,341
WESTERN DIGITAL CORP          COM               958102105  14,484      398,125 SH        SOLE                319,600  0       78,525

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